Expense Example - FidelitySustainableLowDurationBondETF-PRO - FidelitySustainableLowDurationBondETF-PRO - Fidelity Sustainable Low Duration Bond ETF - Fidelity Sustainable Low Duration Bond ETF	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255